Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Public Utilities, Inventory [Line Items]
Inventories	$ 422	$ 394
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	297	294
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	101	69
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 24	$ 31